Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY

NOTE 15 — EQUITY

Ordinary shares

As at December 31, 2025 and December 31, 2024, the Company is authorized to issue unlimited and 50,000,000 ordinary shares respectively. Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors of the Company. On July 4, 2025, the Board of Directors of the Company approved unlimited authorized ordinary share.

The equity of the Company as of December 31, 2025 and December 31, 2024 represents 240,622 and 380 ordinary shares with par value of $Nil. The number of shares as above have taken into consideration the reverse stock split effected on February 11, 2025, May 6, 2025 and August 4, 2025, December 1, 2025, January 26, 2026 and March 16, 2026 at an exchange ratio of one (1) share for twenty (20) shares, one (1) share for ten (10) shares and one (1) share for five (5) share, one (1) share for five (5) shares, one (1) share for three (3) and one (1) share for four (4) shares, respectively. Pursuant to ASC 505 the reverse stock split has been applied retrospectively.

Additional paid-in capital

Balance as at January 1,2023	$1,464,959
Issuance of shares as compensation for services (Note 1)	2,866,856
Balance as at December 31, 2023	4,331,815
Issuance of shares through Equity Line of Credit (Note 2)	1,936,236
Issuance of shares through conversion of convertible notes	2,650,000
Decrease in subscription receivable due to reduction of work by professionals (Note 1)	(2,766,856)
Business Combination (Note 3)	(6,028,690)
Balance as at December 31, 2024	$122,505
Issuance of shares for share-based compensation to consultant (Note 4)	20,250
Issuance of shares through Equity Line of Credit (Note 5)	12,620,494
Issuance of shares through conversion of convertible notes	4,860,427
Issuance of shares for business acquisition	257,500
Balance as at December 31, 2025	$17,881,176

*	the number of shares below have been amended to apply the reverse stock split in February 11, May 6, 2025 and August 4, 2025, December 1, 2025, January 26, 2026 and March 16, 2026 retrospectively.

Note 1: On January 10, 2023, the Company issued 1,365 ordinary shares (0.45 Ordinary Shares as adjusted by all Reverse Stock Splits done as of this report) to professional party for consulting service of 10 years, increasing the additional paid-in capital by $812,300. On December 4, 2023, the Company issued additional 3,450 shares (1.15 Ordinary Shares as adjusted by all Reverse Stock Splits done as of this report) to DoubleClick Services Limited for consulting service of 10 years, increasing the additional paid-in capital by $2,054,556. During 2024, the service scope and duration were reduced and the service value was adjusted accordingly pursuant to addendums to respective agreements

Note 2: On November 21, 2024, the Company entered into a Common Shares Purchase Agreement (the “White Lion Purchase Agreement”) with White Lion Capital, LLC (“White Lion”) and a related Registration Rights Agreement (the “RRA”). Pursuant to the White Lion Purchase Agreement, the Company has the right, but not the obligation, to require White Lion to purchase, within 36 months from the Agreement effective date up to One Hundred Million Dollars ($100,000,000) in aggregate gross purchase price of newly issued Ordinary Shares, with an automatic increase to Three Hundred Million Dollars ($300,000,000) upon any substantial M&A or Material Transaction (as defined in the White Lion Purchase Agreement) and a further option to increase to Five Hundred Million Dollars ($500,000,000) after Two Hundred and Fifty Million Dollars ($250,000,000) has been issued and sold to White Lion under the White Lion Purchase Agreement, subject to certain limitations and conditions set forth in the White Lion Purchase Agreement. The White Lion Purchase Agreement was included as Exhibit 10.27 of the Form F-1 registration statement filed on December 5, 2024.

On December 10, 2024, 35,000 Class A Ordinary Shares (0.58 Ordinary Shares as adjusted by all reverse stock splits done as of this report) were issued to White Lion amounting $276,850, in consideration for White Lion’s commitment pursuant to the White Lion Purchase Agreement. In addition, on December 12, 2024, pursuant to this Agreement, the Company issued 9,500 (0.15 Ordinary Shares as adjusted by all reverse stock splits done as of this report) Class A Ordinary Shares for a purchase price of $1,572,186. On December 24, 2024, the Company issued 25,000 Class A Ordinary Shares (0.42 Ordinary Shares as adjusted by all reverse stock splits done as of this report) for a purchase price of $160,050. On December 31, 2024, the Company issued 30,000 Class A Ordinary Shares (0.5 Ordinary Shares as adjusted by all reverse stock splits done as of this report) for a purchase price of $204,000.

Note 3: Upon de-spac business combination, additional paid-in capital and capital reserve of Legacy NewGenIvf was combined with additional paid-in capital and accumulated net losses of the A SPAC I Acquisition Corp and added into the additional paid-in capital of NewGenIvf Group upon the reverse take-over.

Note 4: The Company had issued 50 Class A Ordinary Shares to A SPAC (Holdings) Group Corp, pursuant to a one year consulting services agreement commencing on February 3, 2025.

Note 5: During the year ended December 31, 2025, the Company had issued 141,661 shares after taking account of the reverse stock split on Feb 11, 2025 and May 6, 2025, August 3, 2025, December 1, 2025, January 26, 2026 and March 16, 2026 respectively.

Note 6: The Company had issued 125,000 Class A Ordinary Shares (42 Ordinary Shares as adjusted by all reverse stock splits done as of this report) valued at US$2.06 per share for acquiring of MicroSort Reproductive Technology on January 21, 2025.